Acquisitions (Details) $ in Thousands, € in Millions, £ in Millions								3 Months Ended		6 Months Ended
	Jun. 10, 2024 USD ($)	Jun. 10, 2024 GBP (£)	Apr. 19, 2024 USD ($)	Apr. 19, 2024 EUR (€)	Mar. 28, 2024 USD ($)	Apr. 20, 2023 USD ($)	Feb. 14, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Jan. 31, 2024 USD ($)
Acquisition
Acquisition purchase price, net of cash acquired										$ 153,715
Consideration payable										3,767
Contingent consideration								$ 1,466		1,466		$ 35,146
Acquisition-related costs								1,311	$ 391	3,389	$ 1,719
GroundCloud
Acquisition
Acquisition purchase price, net of cash acquired							$ 136,800
Maximum potential performance-based contingent consideration							$ 80,000
Period for revenue performance targets							2 years
Contingent consideration							$ 19,600
Gross contractual amount of trade receivables acquired							1,500
Fair value of acquired trade receivables							$ 1,500
Localz Pty Ltd
Acquisition
Acquisition purchase price, net of cash acquired						$ 5,900
Gross contractual amount of trade receivables acquired						600
Fair value of acquired trade receivables						$ 600
Fiscal 2025 acquisitions
Acquisition
Acquisition-related costs								2,000		2,400
Amount of revenue recognized								8,200		10,200
Amount of net income recognized								$ 1,300		1,700
OCR
Acquisition
Acquisition purchase price, net of cash acquired					$ 82,800					82,659
Consideration payable										190
Gross contractual amount of trade receivables acquired					4,700
Fair value of acquired trade receivables					3,900
Estimate of contractual cash flows not expected to be collected					$ 800
ASD
Acquisition
Acquisition purchase price, net of cash acquired			$ 62,500	€ 58.7						58,945
Consideration payable			3,600							3,577
Gross contractual amount of trade receivables acquired			1,100
Fair value of acquired trade receivables			$ 1,100
BoxTop
Acquisition
Acquisition purchase price, net of cash acquired	$ 12,100	£ 9.5								$ 12,111